UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 118.8%
AUSTRALIA 0.9%
REAL ESTATE 0.6%
DIVERSIFIED 0.3%
Dexus Property Group	104,144	$777,359

INDUSTRIALS 0.2%
Goodman Group	87,258	515,988

RETAIL 0.1%
Scentre Group	56,935	186,608
TOTAL REAL ESTATE		1,479,955

TOLL ROADS 0.3%
Transurban Group	74,212	661,665
TOTAL AUSTRALIA		2,141,620

AUSTRIA 0.2%
REAL ESTATE—DIVERSIFIED
BUWOG AG	17,670	445,811

BELGIUM 0.0%
REAL ESTATE—RESIDENTIAL
Aedifica SA	1,324	99,733

CANADA 4.1%
CONSUMER—CYCLICAL—AUTOMOBILES 0.8%
Magna International(a)	40,093	1,730,223

ENERGY—OIL & GAS 1.0%
Suncor Energy(a)	76,800	2,357,968

FINANCIAL—BANKS 0.8%
Royal Bank of Canada	26,111	1,902,391

PIPELINES—C-CORP 1.3%
Enbridge	17,703	741,613
Pembina Pipeline Corp.	20,684	655,430
TransCanada Corp.	27,635	1,275,302
Veresen	41,682	460,748
		3,133,093
REAL ESTATE 0.2%
OFFICE 0.1%
Allied Properties REIT	14,834	402,571

RETAIL 0.1%
Smart Real Estate Investment Trust	5,248	128,926

	Number of Shares	Value
TOTAL REAL ESTATE		$531,497
TOTAL CANADA		9,655,172

CHINA 0.2%
AIRPORTS 0.1%
Beijing Capital International Airport Co., Ltd., Class H (HKD)	200,000	239,336

TOLL ROADS 0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)	210,000	301,563
TOTAL CHINA		540,899

FRANCE 6.3%
AIRPORTS 0.2%
Aeroports de Paris	3,180	393,012

CONSUMER STAPLES 1.2%
Danone SA(a)	42,982	2,923,599

ENERGY—OIL & GAS 0.7%
Total SA(b)	34,502	1,745,191

FINANCIAL—BANKS 1.9%
BNP Paribas(a)	66,487	4,428,055

HEALTH CARE—PHARMACEUTICALS 1.0%
Sanofi(a)	25,158	2,271,078

INDUSTRIALS—AEROSPACE & DEFENSE 0.5%
Thales SA(b)	11,662	1,127,903

REAL ESTATE 0.4%
DIVERSIFIED 0.2%
Gecina SA	3,131	424,867

RETAIL 0.2%
Klepierre	12,923	502,647
TOTAL REAL ESTATE		927,514

TOLL ROADS 0.4%
Vinci SA	12,938	1,025,508
TOTAL FRANCE		14,841,860

GERMANY 6.7%
ELECTRIC—REGULATED ELECTRIC 0.2%
Innogy SE, 144A(c)	10,658	402,326

	Number of Shares	Value
FINANCIAL 1.9%
BANKS 0.9%
Deutsche Bank AG(d)	123,608	$2,129,619

INSURANCE 1.0%
Allianz SE(a)	12,714	2,355,266
TOTAL FINANCIAL		4,484,885

HEALTH CARE—PHARMACEUTICALS 0.8%
Bayer AG(b)	16,951	1,953,903

INDUSTRIALS—ELECTRICAL EQUIPMENT 1.3%
Siemens AG(a)	22,694	3,108,558

MATERIALS—CHEMICALS 0.8%
Linde AG(b)	10,600	1,765,191

REAL ESTATE 0.6%
DIVERSIFIED 0.1%
TLG Immobilien AG	15,521	302,428

OFFICE 0.1%
Alstria Office REIT AG	21,257	260,105

RESIDENTIAL 0.4%
ADO Properties SA, 144A(c)	5,336	191,380
Deutsche Wohnen AG	22,216	731,501
		922,881
TOTAL REAL ESTATE		1,485,414

TECHNOLOGY—SOFTWARE 1.1%
SAP AG(a)	26,252	2,575,958
TOTAL GERMANY		15,776,235

HONG KONG 1.9%
ELECTRIC—REGULATED ELECTRIC 0.2%
CLP Holdings Ltd.	46,000	480,924

INVESTMENT COMPANY—DIVERSIFIED FINANCIALS 0.4%
CK Hutchison Holdings Ltd. (Cayman Islands)	83,005	1,021,074

REAL ESTATE 0.8%
DIVERSIFIED 0.7%
Cheung Kong Property Holdings Ltd.	84,000	565,837
Hang Lung Properties Ltd.	202,000	525,046

	Number of Shares	Value
Sun Hung Kai Properties Ltd.	35,404	$520,252
		1,611,135
RETAIL 0.1%
Link REIT	32,500	227,707
TOTAL REAL ESTATE		1,838,842

TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.	96,500	1,056,080
TOTAL HONG KONG		4,396,920

IRELAND 0.7%
INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES
Accenture PLC, Class A (USD)(b)	13,462	1,613,825

ITALY 0.4%
COMMUNICATIONS—TOWERS 0.2%
Ei Towers S.p.A.	7,911	444,759

PIPELINES—C-CORP 0.2%
Snam S.p.A.	137,207	593,394
TOTAL ITALY		1,038,153

JAPAN 9.5%
AUTOMOTIVE 0.7%
Toyota Motor Corp.(a)	29,200	1,584,716

CONSUMER DISCRETIONARY—MEDIA 0.6%
CyberAgent	48,200	1,426,561

FINANCIAL 2.1%
DIVERSIFIED FINANCIAL SERVICES 1.4%
Mitsubishi UFJ Financial Group(a)	156,200	981,704
ORIX Corp.(a)	146,500	2,167,958
		3,149,662
INSURANCE 0.7%
NKSJ Holdings(a)	46,250	1,694,546
TOTAL FINANCIAL		4,844,208

HEALTH CARE—PHARMACEUTICALS 0.4%
Astellas Pharma(a)	74,100	975,753

INDUSTRIALS 2.1%
COMMERCIAL SERVICES & SUPPLIES 0.5%
Secom Co., Ltd.	15,500	1,109,490

	Number of Shares	Value
ELECTRICAL EQUIPMENT 1.6%
Fanuc Ltd.(a)	6,500	$1,332,345
Murata Manufacturing Co., Ltd.	8,900	1,265,890
Nidec Corp.(a)	13,900	1,322,828
		3,921,063
TOTAL INDUSTRIALS		5,030,553

RAILWAYS 0.3%
Central Japan Railway Co.	2,100	342,172
West Japan Railway Co.	7,600	494,310
		836,482

REAL ESTATE 1.7%
DIVERSIFIED 1.3%
Activia Properties	79	376,799
Mitsui Fudosan Co., Ltd.(a)	39,000	831,636
Sekisui House Ltd.(a)	60,600	996,664
Sumitomo Realty & Development Co., Ltd.	10,000	259,229
Tokyo Tatemono Co., Ltd.	39,600	522,166
		2,986,494
OFFICE 0.2%
Hulic REIT	95	157,523
Kenedix Office Investment Corp.	36	212,126
Nippon Building Fund	29	158,636
		528,285
RETAIL 0.2%
Japan Retail Fund Investment Corp.	197	386,462
TOTAL REAL ESTATE		3,901,241

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Kyocera Corp.(a)	17,000	947,040
Sony Corp.(a)	39,800	1,346,329
		2,293,369
TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.(b)	52,400	1,375,306
TOTAL JAPAN		22,268,189

	Number of Shares	Value
JERSEY 2.6%
CONSUMER DISCRETIONARY 2.2%
AUTO COMPONENTS 1.3%
Delphi Automotive PLC (USD)(a)	36,297	$2,921,545

MEDIA 0.9%
WPP PLC (GBP)(a)	96,500	2,118,254
TOTAL CONSUMER DISCRETIONARY		5,039,799

MATERIALS—METALS & MINING 0.4%
Glencore PLC (GBP)(d)	251,306	985,989
TOTAL JERSEY		6,025,788

LUXEMBOURG 2.3%
MATERIALS
CHEMICALS 1.0%
Trinseo SA (USD)(b)	34,602	2,321,794

METALS & MINING 1.3%
ArcelorMittal SA(a),(d)	374,933	3,154,230
TOTAL LUXEMBOURG		5,476,024

MEXICO 0.2%
AIRPORTS 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	18,331	178,020

TOLL ROADS 0.1%
OHL Mexico SAB de CV	260,587	368,286
TOTAL MEXICO		546,306

NETHERLANDS 0.6%
FINANCIAL—BANKS
ABN AMRO Group NV, 144A(c)	59,877	1,453,197

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.	78,478	371,888

NORWAY 0.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	15,426	168,432

SINGAPORE 1.3%
REAL ESTATE—INDUSTRIALS 0.0%
Global Logistic Properties Ltd.	32,000	63,595

TECHNOLOGY—SEMICONDUCTORS 1.3%
Broadcom Ltd. (USD)(a)	13,305	2,913,263

	Number of Shares	Value
TOTAL SINGAPORE		$2,976,858

SOUTH KOREA 0.5%
TECHNOLOGY—SEMICONDUCTORS
SK Hynix	25,000	1,128,946

SPAIN 0.8%
FINANCIAL—BANKS 0.3%
Banco Bilbao Vizcaya Argentaria SA	79,797	618,877

REAL ESTATE—DIVERSIFIED 0.1%
Hispania Activos Inmobiliarios SA	12,593	180,959
Merlin Properties Socimi SA	16,269	181,888
		362,847

TOLL ROADS 0.4%
Ferrovial SA	42,933	859,225
TOTAL SPAIN		1,840,949

SWEDEN 1.5%
COMMUNICATIONS—TELECOMMUNICATIONS 0.3%
TeliaSonera AB	179,800	754,262

INDUSTRIALS—AEROSPACE & DEFENSE 1.1%
Saab AB, Class B(a)	61,853	2,611,305

REAL ESTATE—DIVERSIFIED 0.1%
Fastighets AB Balder, Class B(d)	6,337	132,247
TOTAL SWEDEN		3,497,814

SWITZERLAND 5.0%
AIRPORTS 0.2%
Flughafen Zuerich AG	1,588	338,480

CONSUMER—NON-CYCLICAL—FOOD 1.8%
Nestle SA(a)	56,357	4,323,901

FINANCIAL—INSURANCE 1.7%
Chubb Ltd. (USD)(a)	20,989	2,859,751
Zurich Insurance Group AG	4,500	1,201,318
		4,061,069

HEALTH CARE—PHARMACEUTICALS 1.3%
Novartis AG(a)	42,300	3,139,824
TOTAL SWITZERLAND		11,863,274

	Number of Shares	Value
UNITED KINGDOM 6.9%
CONSUMER STAPLES—BEVERAGE 0.8%
Diageo PLC(b)	68,700	$1,965,506

CONSUMER—CYCLICAL—SPECIALTY RETAIL 0.4%
Kingfisher PLC	212,592	868,589

CONSUMER—NON-CYCLICAL—AGRICULTURE 0.9%
British American Tobacco PLC(b)	31,433	2,087,268

ELECTRIC—REGULATED ELECTRIC 0.4%
National Grid PLC	72,116	915,739

FINANCIAL 2.3%
BANKS 1.8%
Barclays PLC(a)	797,124	2,248,112
Lloyds Banking Group PLC	2,558,417	2,125,849
		4,373,961
INSURANCE 0.5%
Beazley PLC	208,471	1,117,908
TOTAL FINANCIAL		5,491,869

HEALTH CARE—PHARMACEUTICALS 0.9%
GlaxoSmithKline PLC(a)	102,586	2,132,956

REAL ESTATE 0.8%
DIVERSIFIED 0.1%
LondonMetric Property PLC	103,899	208,020

HEALTH CARE 0.1%
Assura PLC	282,432	204,708

INDUSTRIALS 0.3%
Segro PLC	118,179	675,479

OFFICE 0.0%
Workspace Group PLC	8,080	79,469

RESIDENTIAL 0.1%
UNITE Group PLC/The	36,087	287,783

SELF STORAGE 0.2%
Big Yellow Group PLC	36,274	331,996
Safestore Holdings PLC	25,554	121,343
		453,339
TOTAL REAL ESTATE		1,908,798

	Number of Shares	Value
WATER 0.4%
United Utilities Group PLC	63,723	$793,196
TOTAL UNITED KINGDOM		16,163,921

UNITED STATES 65.9%
COMMUNICATIONS—TOWERS 1.2%
American Tower Corp.	11,432	1,389,445
Crown Castle International Corp.	12,359	1,167,308
SBA Communications Corp.(d)	2,028	244,110
		2,800,863
CONSUMER—CYCLICAL 5.1%
AIRLINES 0.5%
Alaska Air Group(b)	12,185	1,123,701

MEDIA 2.9%
The Walt Disney Co.(a)	25,661	2,909,701
Twenty-First Century Fox, Class A	85,207	2,759,854
Viacom, Class B	26,300	1,226,106
		6,895,661
RESTAURANT 0.9%
Starbucks Corp.(a)	35,545	2,075,473

RETAIL 0.3%
Ross Stores	11,368	748,810

SPECIALTY RETAIL 0.5%
Home Depot/The(b)	8,572	1,258,627
TOTAL CONSUMER—CYCLICAL		12,102,272

CONSUMER—NON-CYCLICAL 4.3%
AGRICULTURE 2.5%
Altria Group(a)	82,677	5,904,791

FOOD PRODUCTS 1.0%
Kraft Heinz Co/The	17,719	1,609,063
Tyson Foods, Class A	11,478	708,307
		2,317,370
RETAIL 0.8%
CVS Caremark Corp.	25,690	2,016,665
TOTAL CONSUMER—NON-CYCLICAL		10,238,826

DIVERSIFIED 0.1%
Macquarie Infrastructure Co. LLC	3,102	249,959

	Number of Shares	Value
ELECTRIC 1.4%
INTEGRATED ELECTRIC 0.3%
NextEra Energy	3,433	$440,694
Pattern Energy Group	10,394	209,231
		649,925
REGULATED ELECTRIC 1.1%
CMS Energy Corp.	5,532	247,502
Edison International	11,358	904,211
Great Plains Energy	9,129	266,749
PG&E Corp.(b)	15,414	1,022,873
WEC Energy Group	3,292	199,594
		2,640,929
TOTAL ELECTRIC		3,290,854

ENERGY 6.5%
OIL & GAS 4.8%
Anadarko Petroleum Corp.(a),(b)	97,301	6,032,662
EOG Resources	21,086	2,056,939
Extraction Oil & Gas(b),(d)	115,067	2,134,493
Exxon Mobil Corp.(b)	12,963	1,063,096
		11,287,190
OIL & GAS SERVICES 1.7%
Helmerich & Payne	34,306	2,283,750
Schlumberger Ltd.	21,900	1,710,390
		3,994,140
TOTAL ENERGY		15,281,330

FINANCIAL 12.3%
BANKS 6.2%
Bank of America Corp.(a)	126,467	2,983,357
Fifth Third Bancorp(a),(b)	105,352	2,675,941
Huntington Bancshares(a)	210,166	2,814,123
PNC Financial Services Group(a)	23,076	2,774,658
Wells Fargo & Co.(a)	60,428	3,363,422
		14,611,501
CREDIT CARD 0.5%
Discover Financial Services(a)	16,500	1,128,435

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES 4.1%
Ameriprise Financial(a)	18,000	$2,334,240
BlackRock(b)	4,498	1,725,028
JPMorgan Chase & Co.(a)	39,144	3,438,409
Morgan Stanley(b)	52,260	2,238,818
		9,736,495
INSURANCE 1.5%
Assurant	17,700	1,693,359
Lincoln National Corp.(b)	17,901	1,171,620
Prudential Financial(b)	5,654	603,169
		3,468,148
TOTAL FINANCIAL		28,944,579

GAS DISTRIBUTION 0.5%
Atmos Energy Corp.(b)	5,603	442,581
Sempra Energy(b)	7,505	829,303
		1,271,884
HEALTH CARE 8.7%
BIOTECHNOLOGY 0.9%
Amgen(a)	12,370	2,029,546

HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
Teleflex	8,500	1,646,705
Zimmer Holdings(a)	27,500	3,358,025
		5,004,730
HEALTH CARE PROVIDERS & SERVICES 2.3%
Aetna(b)	25,739	3,283,009
Cigna Corp.	14,989	2,195,739
		5,478,748
HEALTHCARE PRODUCTS 0.8%
Johnson & Johnson(a)	15,000	1,868,250

PHARMACEUTICALS 2.6%
Bristol-Myers Squibb Co.(a)	58,922	3,204,178
Pfizer(a)	83,000	2,839,430
		6,043,608
TOTAL HEALTH CARE		20,424,882

	Number of Shares	Value
INDUSTRIALS 6.0%
AEROSPACE & DEFENSE 1.2%
General Dynamics Corp.(a)	15,461	$2,894,299

AIR FREIGHT & COURIERS 2.3%
FedEx Corp.(a)	27,573	5,380,871

DIVERSIFIED MANUFACTURING 2.5%
Honeywell International(a)	46,000	5,744,020

TOTAL INDUSTRIALS		14,019,190

MATERIALS 0.9%
CHEMICALS 0.5%
PPG Industries(b)	10,465	1,099,662

METALS & MINING 0.4%
Steel Dynamics	30,026	1,043,704
TOTAL MATERIALS		2,143,366

PIPELINES 1.9%
PIPELINES—C-CORP 1.6%
Cheniere Energy(b),(d)	14,399	680,641
Kinder Morgan(b)	58,672	1,275,529
SemGroup Corp., Class A(b)	6,828	245,808
Targa Resources Corp.	9,277	555,692
Williams Cos. (The)(b)	31,456	930,783
		3,688,453
PIPELINES—MLP 0.3%
Antero Midstream Partners LP	7,808	258,914
Noble Midstream Partners LP	5,162	268,837
Rice Midstream Partners LP	10,096	254,621
		782,372
TOTAL PIPELINES		4,470,825

RAILWAYS 0.1%
Union Pacific Corp.	2,238	237,049

REAL ESTATE 6.0%
HEALTH CARE 0.4%
HCP(b)	24,391	762,950

	Number of Shares	Value
Quality Care Properties(d)	5,159	$97,299
		860,249
HOTEL 0.4%
Apple Hospitality REIT	9,066	173,161
Hilton Worldwide Holdings	7,308	427,226
Red Rock Resorts, Class A	5,563	123,387
Sunstone Hotel Investors(b)	18,298	280,508
		1,004,282
INDUSTRIALS 0.1%
Prologis	4,551	236,106

OFFICE 1.4%
Alexandria Real Estate Equities(b)	1,887	208,551
Corporate Office Properties Trust	4,768	157,821
Cousins Properties	54,257	448,705
Douglas Emmett	11,888	456,499
Empire State Realty Trust, Class A	14,555	300,415
Kilroy Realty Corp.	4,158	299,709
Parkway	8,414	167,355
SL Green Realty Corp.(b)	6,444	687,059
Vornado Realty Trust(b)	5,411	542,777
		3,268,891
RESIDENTIAL 1.8%
APARTMENT 1.1%
Apartment Investment & Management Co.	5,332	236,474
AvalonBay Communities(b)	4,592	843,091
Essex Property Trust(b)	3,097	717,049
UDR	19,090	692,204
		2,488,818
MANUFACTURED HOME 0.4%
Equity Lifestyle Properties	3,738	288,050
Sun Communities	8,234	661,437
		949,487
SINGLE FAMILY 0.2%
American Homes 4 Rent, Class A	21,677	497,704

STUDENT HOUSING 0.1%
Education Realty Trust(b)	9,044	369,447

	Number of Shares	Value
TOTAL RESIDENTIAL		$4,305,456

SELF STORAGE 0.4%
Extra Space Storage	6,283	467,392
Public Storage(b)	2,112	462,338
		929,730
SHOPPING CENTERS 1.0%
COMMUNITY CENTER 0.4%
Brixmor Property Group	10,238	219,707
Tanger Factory Outlet Centers	8,679	284,411
Weingarten Realty Investors	12,550	419,045
		923,163
FREE STANDING 0.3%
Realty Income Corp.	10,059	598,812

REGIONAL MALL 0.3%
Simon Property Group(b)	4,147	713,409
TOTAL SHOPPING CENTERS		2,235,384

SPECIALTY 0.5%
CyrusOne	4,798	246,953
Digital Realty Trust	1,748	185,970
DuPont Fabros Technology	7,473	370,586
Equinix	499	199,785
GEO Group/The	4,062	188,355
		1,191,649
TOTAL REAL ESTATE		14,031,747

TECHNOLOGY 10.5%
COMPUTERS 4.6%
Apple(a),(b)	50,474	7,251,095
Cadence Design Systems(a),(d)	71,500	2,245,100
Western Digital Corp.(a)	15,853	1,308,348
		10,804,543
INFORMATION SERVICES 0.5%
Expedia(b)	8,962	1,130,736

INTERNET SERVICE PROVIDER 2.3%
Alphabet, Class A(a),(d)	6,423	5,445,419

SOFTWARE 0.8%
Microsoft Corp.(a)	30,432	2,004,251

	Number of Shares	Value
TELECOMMUNICATION EQUIPMENT 2.3%
Cisco Systems(a)	49,961	$1,688,682
QUALCOMM(a)	63,314	3,630,425
		5,319,107
TOTAL TECHNOLOGY		24,704,056

WATER 0.4%
American Water Works Co.(b)	11,206	871,491
TOTAL UNITED STATES		155,083,173
TOTAL COMMON STOCK (Identified cost—$231,533,399)		279,414,987

CLOSED-END FUNDS—UNITED STATES 1.3%
COVERED CALL 0.2%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(b)	8,649	131,551
Eaton Vance Tax-Managed Diversified Equity Income Fund	13,213	146,268
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3,821	41,687
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	15,373	130,978
		450,484
EQUITY TAX—ADVANTAGED 0.3%
Eaton Vance Tax-Advantaged Dividend Income Fund(b)	8,754	185,147
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3,613	56,615
Gabelli Dividend & Income Trust	8,859	184,799
John Hancock Tax-Advantaged Dividend Income Fund(b)	5,979	147,263
		573,824
FINANCIAL 0.0%
Financial Select Sector SPDR Fund	3,900	92,547

INVESTMENT GRADE 0.0%
PIMCO Corporate and Income Opportunity Fund	3,500	54,950

MASTER LIMITED PARTNERSHIPS 0.1%
First Trust Energy Income and Growth Fund	5,744	154,973
Kayne Anderson MLP Investment Company	3,485	73,185
Tortoise Energy Infrastructure Corp.	1,500	52,335
		280,493

	Number of Shares	Value
MULTI-SECTOR 0.3%
AllianzGI Convertible & Income Fund	6,778	$45,819
AllianzGI Convertible & Income Fund II	10,000	60,500
PIMCO Dynamic Credit Income Fund	7,151	153,318
PIMCO Dynamic Income Fund	4,100	118,285
PIMCO Income Opportunity Fund	4,588	113,920
PIMCO Income Strategy Fund II	12,873	129,374
		621,216
MUNICIPAL 0.2%
BlackRock MuniHoldings Investment Quality Fund	10,524	151,230
Eaton Vance Municipal Bond Fund	11,739	147,324
Nuveen Municipal Credit Income Fund	5,000	71,950
PIMCO Municipal Income Fund II	9,689	121,888
		492,392
PREFERRED 0.0%
Nuveen Preferred Income Opportunities Fund	6,800	66,708

REAL ESTATE 0.0%
Nuveen Real Estate Income Fund	6,100	67,710

SENIOR LOAN 0.1%
Nuveen Credit Strategies Income Fund	14,349	124,693

U.S. GENERAL EQUITY 0.1%
Consumer Discretionary Select Sector SPDR Fund	600	52,770
Gabelli Equity Trust	19,257	114,964
SPDR S&P 500 ETF Trust	540	127,300
		295,034
TOTAL CLOSED-END FUNDS (Identified cost—$2,997,705)		3,120,051

PREFERRED SECURITIES—$25 PAR VALUE 2.9%
BERMUDA 0.6%
INSURANCE—REINSURANCE—FOREIGN
Arch Capital Group Ltd., 5.25%, Series E (USD)(e)	40,000	905,600
Axis Capital Holdings Ltd., 5.50%, Series E (USD)(e)	20,000	471,800
TOTAL BERMUDA		1,377,400

	Number of Shares	Value
UNITED STATES 2.3%
BANKS 1.0%
Bank of America Corp., 6.50%, Series Y(e)	40,000	$1,053,200
Citigroup, 6.875%, Series K(e)	20,039	567,705
New York Community Bancorp, 6.375%, Series A(e)	4,500	121,950
Wells Fargo & Co., 5.70%, Series W(e)	20,000	503,400
TOTAL BANKS		2,246,255

ELECTRIC 0.4%
INTEGRATED ELECTRIC 0.4%
Integrys Holdings, 6.00%, due 8/1/73	35,750	933,522

REGULATED ELECTRIC 0.0%
DTE Energy Co., 5.375%, due 6/1/76, Series B	362	8,688
TOTAL ELECTRIC		942,210

INDUSTRIALS—CHEMICALS 0.2%
CHS, 7.10%, Series II(e)	19,984	570,943

REAL ESTATE—DIVERSIFIED 0.7%
Colony NorthStar, 8.50%, Series F(e)	29,928	754,185
VEREIT, 6.70%, Series F(e)	31,734	815,564
		1,569,749
TOTAL UNITED STATES		5,329,157
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,438,244)		6,706,557

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 5.7%
AUSTRALIA 0.8%
INSURANCE-FOREIGN
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	$1,755,000	1,917,337

FRANCE 0.6%
BANKS—FOREIGN
Credit Agricole SA, 8.125%, 144A (USD)(c),(e)	600,000	641,250
BNP Paribas SA, 7.625%, 144A (USD)(c),(e)	800,000	852,000
TOTAL FRANCE		1,493,250

	Principal Amount	Value
SWITZERLAND 0.8%
BANKS—FOREIGN 0.4%
UBS Group AG, 7.125% (USD)(e)	$800,000	$842,383

INSURANCE—REINSURANCE—FOREIGN 0.4%
Aquarius + Investments PLC, 8.25% (USD)(e)	910,000	977,745
TOTAL SWITZERLAND		1,820,128

UNITED KINGDOM 0.5%
BANKS—FOREIGN
Barclays PLC, 7.875% (USD)(e)	400,000	417,287
HSBC Holdings PLC, 6.875% (USD)(e)	600,000	640,500
		1,057,787
UNITED STATES 3.0%
BANKS 2.6%
Bank of America Corp., 6.50%, Series Z(e)	2,037,000	2,225,423
Citigroup, 6.125%, Series R(e)	700,000	739,375
Citigroup, 6.25%, Series T(e)	1,070,000	1,155,600
Goldman Sachs Group/The, 5.70%, Series L(e)	700,000	724,605
Wells Fargo & Co., 5.875%, Series U(e)	1,100,000	1,187,111
		6,032,114
INSURANCE—LIFE/HEALTH INSURANCE 0.4%
Prudential Financial, 5.625%, due 6/15/43	1,000,000	1,072,750
TOTAL UNITED STATES		7,104,864
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$12,806,635)		13,393,366

	Number of Rights
RIGHTS—GERMANY 0.1%
FINANCIAL—BANKS
Deutsche Bank AG, expires 4/6/17(d)	123,608	295,377
TOTAL RIGHTS (Identified cost—$0)		295,377

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(f)		300,000	$300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$300,000)			300,000

TOTAL INVESTMENTS (Identified cost—$254,075,983)	129.0%		303,230,338
WRITTEN OPTION CONTRACTS	(0.2)		(564,220)
LIABILITIES IN EXCESS OF OTHER ASSETS	(28.8)		(67,514,444)
NET ASSETS (Equivalent to $10.16 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$235,151,674

	Number of Contracts
WRITTEN OPTION CONTRACTS—UNITED STATES (0.2)%
S&P 500 Index, Call, USD Strike Price 2,380, expires 4/21/17	50	$(53,500)
S&P 500 Index, Call, USD Strike Price 2,385, expires 4/21/17	608	(510,720)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$1,459,996)		$(564,220)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $137,291,592 in aggregate has been pledged as collateral.

(b) All or a portion of the security is pledged in connection with written option contracts. $34,227,057 in aggregate has been pledged as collateral.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $3,708,585 or 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d) Non-income producing security.

(e) Perpetual security.  Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

(f) Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Managed Assets
Financial (Common)	18.5
Technology (Common)	11.1
Health Care (Common)	10.2
Real Estate (Common)	9.0
Industrials (Common)	8.5
Energy (Common)	6.4
Consumer—Non-Cyclical (Common)	5.7
Consumer—Cyclical (Common)	4.9
Materials (Common)	3.4
Pipelines (Common)	2.8
Banks (Preferred)	2.7
Other	2.5
Consumer Discretionary (Common)	2.0
Electric (Common)	1.7
Consumer Staples (Common)	1.4
Insurance-Foreign (Preferred)	1.4
Communications (Common)	1.3
Banks—Foreign (Preferred)	1.1
Toll Roads (Common)	1.1
Closed-End Funds	1.0
Telecommunication Services (Common)	0.8
Water (Common)	0.5
Information Technology (Common)	0.5
Automotive (Common)	0.5
Real Estate (Preferred)	0.5
Airports (Common)	0.5
100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$279,414,987	$279,414,987	$—	$—
Closed-End Funds	3,120,051	3,120,051	—	—
Preferred Securities — $25 Par Value — United States	5,329,157	4,395,635	933,522	—
Other Countries	1,377,400	1,377,400	—	—
Preferred Securities — Capital Securities	13,393,366	—	13,393,366	—
Rights	295,377	295,377	—	—
Short-Term Investments	300,000	—	300,000	—
Total Investments(a)	$303,230,338	$288,603,450	$14,626,888	$—
Written Option Contracts	$(564,220)	$(564,220)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(564,220)	$(564,220)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States
Balance as of December 31, 2016	$2,070,055
Transfers out of Level 3(a)	(2,134,493)
Change in unrealized appreciation (depreciation)	64,438
Balance as of March 31, 2017	$—

(a) As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of this investment.  As of March 31, 2017, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written options for the three months ended March 31, 2017, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2016	720	$1,648,083
Option contracts written	2,842	5,844,333
Option contracts expired	(100)	(34,696)
Option contracts terminated in closing transactions	(1,620)	(3,457,570)
Option contracts exercised	(1,184)	(2,540,154)
Written option contracts outstanding at March 31, 2017	658	$1,459,996

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$254,075,983
Gross unrealized appreciation	$53,498,578
Gross unrealized depreciation	(4,344,223)
Net unrealized appreciation (depreciation)	$49,154,355

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017